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Leader Capital Short Term High Yield Bond Fund
LEADER CAPITAL SHORT TERM HIGH YIELD BOND FUND SUMMARY (Formerly, Leader Short Term High Yield Bond Fund)
Investment Objectives:
The primary investment objective of the Leader Capital Short Term High Yield Bond Fund (“High Yield Fund” or the “Fund”) is to deliver a high level of current income, with a secondary objective of capital appreciation.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Leader Capital Short Term High Yield Bond Fund	Leader Capital Short Term High Yield Bond Fund Institutional Class	Leader Capital Short Term High Yield Bond Fund Investor Class
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Leader Capital Short Term High Yield Bond Fund		Leader Capital Short Term High Yield Bond Fund Institutional Class	Leader Capital Short Term High Yield Bond Fund Investor Class
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.50%
Other Expenses		1.53%	1.53%
Acquired Fund Fees and Expenses	[1]	0.10%	0.10%
Total Annual Fund Operating Expenses		2.38%	2.88%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Leader Capital Short Term High Yield Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Leader Capital Short Term High Yield Bond Fund Institutional Class	238	733	1,254	2,681
Leader Capital Short Term High Yield Bond Fund Investor Class	288	882	1,502	3,171

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 717.77% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in non-investment grade bonds (also known as “junk bonds” or “high yield bonds”), which the Fund defines as securities rated lower than Baa3 by Moody’s Investors Service, BBB- by Standard & Poor’s Ratings Group, Fitch BBB-, or, if unrated, as determined by the Advisor to be of comparable quality. Fixed-income securities in which the Fund may invest include:

●	foreign and domestic bonds, notes, corporate debt, convertible debt securities, and preferred securities;

●	U.S. and foreign government securities and domestic municipal securities;

●	asset-backed securities (loan and credit backed securities) and STRIPS (Separate Trading of Registered Interest and Principal of Securities, a type of zero-coupon debt instrument); and

●	repurchase agreements.

The Fund’s effective average duration of its portfolio investments will normally be three years or less.

Leader Capital Corp. (the “Advisor”) utilizes a fundamental top-down analysis, meaning it analyzes the economy, interest rate cycles, the supply and demand for credit, and the characteristics of individual securities in making investment selections. The Advisor will consider a floating or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider: (1) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature; (2) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand; and (3) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand.

The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist that may have more attractive yields. As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover and commissions than many investment companies.

Principal Investment Risks:
Performance:

The Fund was reorganized on July 15, 2019, from a series of Northern Lights Fund Trust (the “Predecessor Short Duration Fund”) to a series of Leader Funds Trust (the “Reorganization”). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Short Duration Fund. The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the annual returns of the Predecessor Short Duration Fund’s Investor Class shares performance for each calendar year since the Predecessor Short Duration Fund’s inception, as well as the performance of the Fund’s Investor Class after the Reorganization. Returns for the Fund’s other Classes of shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.leadercapital.com or by calling (800) 711-9164.

Investor Class Calendar Year Returns as of December 31

Best Quarter:	12/31/2020	15.28%
Worst Quarter:	03/31/2020	(18.67)%
The Fund’s Investor Class shares had a total return of 10.87% during the period January 1, 2022 to June 30, 2022.
Average Annual Total Returns (For the periods ended December 31, 2021)
Average Annual Total Returns - Leader Capital Short Term High Yield Bond Fund		Label	1 Year	5 Years	10 Years
Leader Capital Short Term High Yield Bond Fund Investor Class		Return Before Taxes	1.30%	2.49%	2.12%
Leader Capital Short Term High Yield Bond Fund Investor Class | After Taxes on Distributions			0.47%	1.58%	1.23%
Leader Capital Short Term High Yield Bond Fund Investor Class | After Taxes on Distributions and Sales			0.78%	1.54%	1.27%
Leader Capital Short Term High Yield Bond Fund Institutional Class		Return Before Taxes	1.79%	2.93%	2.48%
BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index	[1]		0.41%	1.88%	1.43%
[1]	The BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by BofA Merrill Lynch. The index does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.

Leader Capital High Quality Income Fund
LEADER CAPITAL HIGH QUALITY INCOME FUND SUMMARY (Formerly, Leader High Quality Floating Rate Fund)
Investment Objective:
The investment objective of the Leader Capital High Quality Income Fund (the “High Quality Fund” or the “Fund”) is to deliver a high level of current income, with a secondary objective of capital appreciation.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these sales charge discounts and other discounts is available from your financial professional and in the section How to Purchase Shares of the Fund’s Prospectus and in the section Purchase, Redemption and Pricing of Shares of the Fund’s Statement of Additional Information. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Leader Capital High Quality Income Fund	Leader Capital High Quality Income Fund Institutional Class	Leader Capital High Quality Income Fund Investor Class	Leader Capital High Quality Income Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	4.00%
Maximum Deferred Sales Charge (Load)	none	none	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none	none
[1]	The 1.00% maximum deferred sales charge may be accessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Leader Capital High Quality Income Fund		Leader Capital High Quality Income Fund Institutional Class	Leader Capital High Quality Income Fund Investor Class	Leader Capital High Quality Income Fund Class A
Management Fees		0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		none	0.38%	0.25%
Other Expenses		1.29%	1.30%	1.30%
Acquired Fund Fees and Expenses	[1]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses		2.02%	2.41%	2.28%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Leader Capital High Quality Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Leader Capital High Quality Income Fund Institutional Class	202	624	1,072	2,314
Leader Capital High Quality Income Fund Investor Class	241	742	1,269	2,711
Leader Capital High Quality Income Fund Class A	720	1,177	1,659	2,985

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 855.36%% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any amount of borrowings for investment purposes, in high-quality income-producing debt securities. For the purposes of the Fund’s 80% investment policy, the Fund defines high-quality as being rated at the time of purchase as no lower than the A category by Standard & Poor’s Ratings Group, Moody’s Investors Service, or Fitch Ratings, Inc. The debt securities in which the Fund invests include the following U.S. dollar-denominated domestic and foreign securities:

●	bonds and corporate debt;
●	agency and non-agency commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“RMBS”);
●	collateralized loan obligations (“CLOs”) that are backed by domestic and foreign debt obligations;
●	collateralized debt obligations (“CDOs”) that are backed by domestic and foreign debt obligations; and
●	U.S. government securities.

The Fund normally invests in debt securities with an interest rate that resets quarterly based London Inter-Bank Offered Rate (“LIBOR”) or indexes designed to replace LIBOR such as the Secured Overnight Financing Rate (“SOFR”), Effective Federal Funds Rate (“EFFR”), or Overnight Bank Fund Rate (“OBFR”). The Fund allocates assets across debt security types without restriction, subject to its 80% investment policy.

The Fund invests without restriction as to the maturity of any single debt security and its portfolio average effective duration (a measure of a security’s sensitivity to changes in prevailing interest rates). Generally, the Fund’s average effective duration will be 75% to 125% of the three-year average effective duration of the Morningstar® Core Bond Index, although the Fund’s average effective duration will change depending on market conditions and could be up to 15 years depending on prevailing interest rates. The Fund uses effective duration to measure the sensitivity of a debt security’s price to changes in interest rates. The longer a debt security’s duration, the more sensitive it will be to changes in interest rates. For example, when the level of interest rates increases by 1.00%, the price of a debt security or a portfolio of such securities having a duration of 5 years will decrease by about 5.00%. Conversely, when interest rates decrease by 1.00%, the price of a debt security or a portfolio of such securities having a duration of 5 years generally will increase by about 5.00%.

CMBS, RMBS, CLOs, and CDOs are single-purpose investment vehicles that hold baskets of loans and issue securities that are paid from the cash flows of the underlying loans. Normally, CMBS, RMBS, CLOs, and CDOs have multiple tranches with investors in the bottom tranches having last priority to receive payment. By investing in A-rated or better debt tranches, the Fund will not be less than third in priority for payment. Loans and loan participations may be unsecured, which means that they are not collateralized by any specific assets of the borrower. The Fund allocates assets across security types without restriction, subject to its 80% investment policy.

The Advisor utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections for the Fund. The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate, its credit rating is downgraded (including, as described above, sales required when a security is downgraded to below an A-rating) or when other investment opportunities exist that may have more attractive yields. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Fund will focus investment in the shorter-term area of the eligible maturity range.

As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover and commissions than many investment companies.

Principal Investment Risks:
Performance:

The Fund was reorganized on July 15, 2019, from a series of Northern Lights Fund Trust (the “Predecessor Fund”) to a series of Leader Funds Trust (the “Reorganization”). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the annual returns of the Predecessor Fund’s Investor Class shares performance for each calendar year since the Predecessor Fund’s inception, as well as the performance of the Fund’s Investor Class shares after the Reorganization. Returns for the Fund’s other Classes of shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The performance table compares the performance of the Fund’s shares over time to the performance of the ICE BofA 1-3 Year US Corporate/Government Bond Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.leadercapital.com or by calling (800) 711-9164.

Investor Class Calendar Year Returns as of December 31

Best Quarter:	12/31/2020	13.38%
Worst Quarter:	3/31/2020	(13.92)%
The Fund’s Investor Class shares had a total return of 2.22% during the period January 1, 2022 to June 30, 2022.
Average Annual Total Returns (For the periods ended December 31, 2021)
Average Annual Total Returns - Leader Capital High Quality Income Fund		Label		1 Year	5 Years	10 Years	Inception Date
Leader Capital High Quality Income Fund Investor Class		Return Before Taxes		1.99%	4.81%	3.94%
Leader Capital High Quality Income Fund Investor Class | After Taxes on Distributions				1.28%	3.99%	2.91%
Leader Capital High Quality Income Fund Investor Class | After Taxes on Distributions and Sales				1.17%	3.39%	2.67%
Leader Capital High Quality Income Fund Institutional Class		Return Before Taxes		2.41%	5.24%	4.39%
Leader Capital High Quality Income Fund Class A		Return Before Taxes	[1]				May 17, 2023
ICE BofA 1-3 Year US Corporate/Government Bond Index	[2]			0.41%	1.88%	1.43%
IC BofA U.S. Treasury Bill Index	[3]			0.05%	1.16%	0.65%
Morningstar Ultra-Short Category Fund Average	[4]			0.31%	1.56%	1.21%
[1]	The Fund’s Class A shares inception date was May 17, 2023.
[2]	The BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by BofA Merrill Lynch. The index does not reflect the deduction of fees, expenses, or taxes that mutual fund investors bear. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[3]	The ICE BofA U.S. Treasury Bill Index tracks the performance of US dollar denominated US Treasury Bills publicly issued in the US domestic market. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and an investor cannot invest directly in an index.
[4]	Ultrashort-bond portfolios within the Morningstar Ultra-Short Category invest primarily in investment-grade U.S. fixed-income issues and have durations typically of less than one year. This category can include corporate or government ultrashort bond portfolios, but it excludes international, convertible, multisector, and high-yield bond portfolios. Because of their focus on bonds with very short durations, these portfolios offer minimal interest-rate sensitivity and therefore low risk and total return potential. Morningstar calculates monthly breakpoints using the effective duration of the Morningstar Core Bond Index in determining duration assignment. Ultrashort is defined as 25% of the three-year average effective duration of the MCBI

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.